Changes in Accounting Policies and Practices	12 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
Changes in Accounting Policies and Practices

Note 2 – Changes in Accounting Policies and Practices

Recently Adopted Accounting Pronouncements:

Effective July 1, 2009, the Company adopted ASC Subtopic 820-20 (formerly FSP FAS 157-2 “Effective Date of FASB Statement No. 157”), which delayed the effective date of ASC 820 for non-financial assets or liabilities that are not required or permitted to be measured at fair value on a recurring basis to fiscal 2010. The adoption of this Subtopic did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company prospectively adopted ASC Subtopic 350-30 (formerly FSP FAS 142-3, “Determination of the Useful Life of Intangible Assets”). The adoption of this Subtopic did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted the provisions of ASC paragraph 825-10-65-1 (formerly FSP FAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments”), which increases the frequency of fair value disclosures. Financial instruments measured at fair value as at September 30, 2010, include cash and cash equivalents, which is classified as Level 1 in the fair value hierarchy.

Effective January 1, 2010, the Company adopted ASU No. 2010-06, “Improving Disclosures About Fair Value Measurements”. The ASU amends existing disclosure requirements under ASC 820 by adding required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation.

Effective July 1, 2009, the Company adopted the FASB Accounting Standards Codification (ASC) (formerly issued as SFAS No. 168, “The FASB Accounting Standards Codification and Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162”). The adoption of the ASC changed the Company’s references to U.S. GAAP accounting standards but did not have a material impact on the Company’s consolidated financial statements.

The Company adopted prospectively the provisions outlined in FASB ASC Topic 805 “Business Combinations” (formerly SFAS No. 141R, “Business Combinations”) for all business combinations with an acquisition date on or after July 1, 2009. The adoption of the provisions of ASC Topic 805 did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted EITF 08-6 “Equity Method Investment Accounting Considerations (included in ASC Subtopic 323-10).” EITF 08-6 applies to all investments accounted for under the equity method and clarifies the accounting for certain transactions and impairment considerations involving those investments. This section is effective for interim and annual financial statements beginning on or after December 15, 2008. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

The Company adopted prospectively the provisions outlined in FASB ASC 160 “Non-controlling Interest in Consolidated Financial Statements.” ASC 160 aligns the reporting of non-controlling interests in subsidiaries with the requirements of IAS 27. This statement provides similar guidance for accounting for changes in a parent’s ownership interest and deconsolidation of a subsidiary. This standard is effective for interim and annual reporting periods beginning on or after December 15, 2008. The adoption of the provisions of ASC Topic 160 did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted ASC Topic 820 “Measuring Liabilities at Fair Value”. This update addresses practice difficulties caused by tension between fair-value measurements based on the price that would be paid to transfer a liability to a new obligor and contractual or legal requirements that prevent such transfers from taking place. This standard is effective for interim and annual reporting periods beginning on or after August 27, 2009. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Award in the Currency of the Market in Which the Underlying Equity Security Trades a consensus of the FASB Emerging Issues Task Force (Issue No. 09-J).” The Task Force reached a consensus that an employee share-based payment with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trade should be considered an equity classified award assuming all other criteria for equity classification are met. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-13 has not had a material impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-28 has not had any impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The objective of this is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The Task Force reached a consensus that if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. This ASU is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-29 has not had a material impact on the Company’s consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs.” This ASU was issued concurrently with IFRS 13, Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. The Company is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable. The adoption of the provisions of ASU No. 2011-04 has not had a material impact on the Company’s consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05 “Comprehensive Income: Presentation of Comprehensive Income.” This ASU increases the prominence of other comprehensive income in financial statements. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-05 has not had a material impact on the Company’s consolidated financial statements.

In January 2012, FASB issued ASU No. 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.” This ASU defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income under ASU No. 2011-05.  The deferral is temporary until FASB reconsiders the operational concerns and needs of financial statement users.  Entities are still required to present reclassification adjustments within other comprehensive income either on the face of the statement that reports other comprehensive income or in the notes to the financial statements. The adoption of the provisions of ASU No. 2011-12 has not had a material impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted:

In September 2011, FASB issued ASU No. 2011-08 “Intangibles – Goodwill and Other”. This ASU will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The ASU is effective for fiscal years beginning after December 15, 2011. The Company is evaluating the impact of the adoption of the provisions of ASU No. 2011-08 on its consolidated financial statements.

In July 2012, FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU attempts to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill (Subtopic 350-30)”. The Company is evaluating the impact of the adoption of the provisions of ASU No. 2012-02 on its consolidated financial statements.